Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Schedule of Investments [Line Items]
Equity securities		¥ 39,796	¥ 41,018
Equity securities	[1]	782,413	626,910
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		24,845	24,960
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		¥ 137,933	¥ 132,313

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥137,933 million as of March 31, 2025 and 2026, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥24,960 million and ¥24,845 million as of March 31, 2025 and 2026, respectively.